SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) segment shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2026 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum cash balance insured	$ 72,485			¥ 500,000
Cash balance, insured	5,884,920	$ 6,548,601
Cash balance, uninsured	5,090,160	5,817,823
Allowance for credit loss on accounts receivable	780,608	653,470
Allowance for credit loss to vendors	0	0
Impairment of long-lived assets	0	0
Impairment for ROU lease assets	$ 0	$ 0
Year-end spot rate	6.898	7.2567	7.2212	6.898
Average rate	7.101	7.2169	7.1533	7.101
Contract assets	$ 0	$ 0
Deferred revenue	300,831	1,007
Revenue recognized from opening deferred revenue	$ 1,007	$ 14,099	$ 93,986
VAT tax rate	6.00%
Antidilutive securities | shares	0	0	0
Capitalized research and development costs	$ 0	$ 0
Research and development	250,671	240,052	$ 229,934
Employee social security and welfare benefits	$ 132,585	$ 138,326	$ 105,277
Number of operating segments | segment	3